Trade payables and other liabilities	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade payables and other liabilities	14. Trade payables and other liabilities

Trade payables
Trade payables are initially recognised at fair value less any directly attributable transaction costs. Trade payables are subsequently measured at amortised cost, using the effective interest method.
Other liabilities
Other liabilities are initially recognised at fair value less any directly attributable transaction costs. Subsequent measurement depends on the type of liability:
■accruals are subsequently measured at amortised cost, using the effective interest method;
■social security and sundry taxes are subsequently measured at amortised cost, using the effective interest method;
■deferred consideration is subsequently measured at fair value with changes in the income statement as explained below; and
■others are subsequently measured either at amortised cost, using the effective interest method or at fair value, with changes being recognised in the income statement.

Deferred consideration
Deferred consideration represents any payments to the sellers of a business that occur after the acquisition date. These typically comprise contingent consideration and fixed deferred consideration:
■fixed deferred consideration is a payment with a due date after acquisition that is not dependent on future conditions; and
■contingent consideration is a payment which is dependent on certain conditions being met in the future and is often variable.
All deferred consideration is initially recognised at fair value as at the acquisition date, which includes a present value discount. Subsequently, deferred consideration is measured to reflect the unwinding of discount on the liability, with changes recognised in finance cost within the income statement. In the balance sheet, it is remeasured to reflect the latest estimate of the achievement of the conditions on which the consideration is based; changes in value other than the discount unwind are recognised as acquisition and disposal-related costs in the income statement.

We do not consider the fair values of trade payables and other liabilities to be significantly different from their carrying values.

Trade payables and other liabilities	€ million 2024	€ million 2023
Current: due within one year
Trade payables	10,258	10,355
Accruals	5,053	5,057
Social security and sundry taxes	555	512
Deferred consideration	16	167
Others	808	766
	16,690	16,857
Non-current: due after more than one year
Accruals	148	105
Deferred consideration	1	5
Others	54	28
	203	138
Total trade payables and other liabilities	16,893	16,995
Included within trade payables and other liabilities are discounts due to our customers of €2,161 million (2023: €2,294 million).
Included within others are IT, consulting services, payroll-related expenses and refundable deposits.
Deferred consideration
At 31 December 2024, the total balance of deferred consideration for acquisitions is €17 million (2023: €172 million), which includes contingent consideration of €1 million (2023: €157 million). These contingent consideration payments are dependent on acquired businesses achieving contractually agreed financial targets (mainly relates to cumulative increases in turnover and profit before tax) until 2025.
Supplier financing arrangements for trade payables
Some of our suppliers elect to factor some of their receivables from the Group with financial institutions. In some instances, we provide suppliers and/or banks with visibility of invoices approved for payment, which helps them receive cash from the bank before the invoice due date, if they choose to do so.
Payment dates and terms for Unilever do not vary based on whether the supplier chooses to factor their receivable. If a receivable is purchased by a third-party bank, that third-party bank does not benefit from additional security when compared to the security originally enjoyed by the supplier.
The Group evaluates these arrangements to assess if the payable holds the characteristics of a trade payable or should be classified as a financial liability. At
31 December 2024 and 31 December 2023, all such liabilities were classified as trade payables.

2024
Carrying amount of trade payables
Presented in trade and other payables (€ million)	2,207
of which suppliers have received payment from finance provider (€ million)	1,908
Range of payment due dates
Liabilities that are part of the arrangements (days)	180 days
Comparable trade payables that are not part of the arrangements (days)	180 days
In its liquidity assessment, the Group does not consider any supplier financing arrangements as these arrangements are non-recourse to Unilever and supplier payment dates and terms for Unilever do not vary based on whether the supplier chooses to use such financing arrangements.